Income Taxes (Details) - Schedule of Components of the Provision for Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of the Provision For Income Taxes [Abstract]
Current
Deferred
Total